Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Gates Industrial Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Variable Portfolio – Small Cap Value Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Essent Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | JBT Marel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | UFP Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Macerich Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Gates Industrial Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Teleflex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Moog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Vontier Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia Variable Portfolio – Small Cap Value Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%